Stockholders' equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 17 – Stockholders’ equity

On March 4, 2016, the Company issued a total of 1,693,000 shares of its common stock at $4.70 per share for $7,957,100 to various purchasers in a private placement transaction.

On December 28, 2016, the Company issued 1,018,935 shares of the Company’s common stock to acquire the 5% minority interest of Tantech Bamboo from five individual holders. Please refer to Note 18.

On July 12, 2017, in connection of the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors), the Company issued
2,500,000
shares of its common stock to the original shareholder of Shangchi Automobile. These shares are restricted for minimum twelve months after the completion of the acquisition. The fair value of these shares was
$6,500,000
based on the share price of
$2.6 on July 12, 2017.

On September 27, 2017, the Company and certain institutional investors entered into a securities purchase agreement in connection with the September 2017 Offering, pursuant to which the Company agreed to sell an aggregate of 1,891,307 common shares and warrants to initially purchase an aggregate of 1,078,045 common shares, consisting of 945,654 investor warrants and 132,391 placement agent warrants. The common share purchase price was $3.45 per common share. On September 29, 2017, the Company completed the September 2017 Offering. After deducting offering expenses, the Company received $5,968,208 in net proceeds from the sale of the common shares.

On September 19, 2018, the Company issued 150,000 shares of common stock to three individuals for consulting services to be provided for the period from September 19, 2018 to May 18, 2019, which were valued at $243,000 based on the quoted market price at issuance. The entire cost of $243,000 was amortized over the 8-month service period using straight line method.

Warrants registered in September 2017 Offering

In connection with the September 2017 offering, the Company registered and issued warrants to purchase an aggregate of
1,078,045
common shares, consisting of 945,654 investor warrants (the “Investor Warrants”) and
132,391
placement agent warrants (the “Placement Agent Warrants”). All warrants carry a term of 5 years. The Investor Warrants are exercisable at $4.25 per share and the Placement Agent Warrants are exercisable at $4.675 per share. The Investor Warrants can be exercisable immediately as of the date of issuance. The Placement Agent Warrants are not exercisable for a period of 180 days after the effective date of the offering. A holder of the warrants also will have the right to exercise its warrants on a cashless basis if the registration statement or prospectus contained therein is not available for the issuance of the common shares issuable upon exercise thereof. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.

Management determined that these warrants are equity instruments because the warrants are indexed to its own stock. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of December 31, 2018, the total number of warrants outstanding was 1,078,045 with weighted average remaining life of
4
years. No warrants were exercisable as of December 31, 2018.